Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,065,674,015.25
Previously Paid Amount	0.00
Total Fee Amount	147,169.59
Total Offset Amount	0.00
Net Fee	147,169.59
Narrative - Max Aggregate Offering Price	$ 1,065,674,015.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true